UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, March 31, 2002

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $294,296

List of Other Included Managers:	None

No.13F File Number		Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Limited                    COM              G0070K103     7167   171878 SH       SOLE                    81695             90183
                                                               414     9935 SH       OTHER                                      9935
Aetna Incorporated             COM              00817Y108     8606   221700 SH       SOLE                   111900            109800
                                                               672    17320 SH       OTHER                                     17320
Air Products & Chemicals       COM              009158106     5198   100630 SH       SOLE                    54570             46060
                                                               402     7780 SH       OTHER                                      7780
Amgen Inc.                     COM              031162100     6374   106800 SH       SOLE                    52400             54400
                                                               708    11865 SH       OTHER                                     11865
Aquila Inc.                    COM              03840P102     3364   135440 SH       SOLE                    81940             53500
                                                               306    12315 SH       OTHER                                     12315
Black & Decker                 COM              091797100     5531   118850 SH       SOLE                    58800             60050
                                                               496    10655 SH       OTHER                                     10655
Burlington Resources           COM              122014103     6565   163745 SH       SOLE                    75645             88100
                                                               433    10795 SH       OTHER                                     10795
Canadian National Railway      COM              136375102     9249   185125 SH       SOLE                    89425             95700
                                                               593    11865 SH       OTHER                                     11865
Caterpillar Inc.               COM              149123101     5367    94400 SH       SOLE                    47990             46410
                                                               399     7025 SH       OTHER                                      7025
Ceridian Corp New Com          COM              156779100     5649   256174 SH       SOLE                   125100            131074
                                                               394    17870 SH       OTHER                                     17870
Chevron Texaco Corp.           COM              166764100     5497    60899 SH       SOLE                    31180             29719
                                                               423     4690 SH       OTHER                                      4690
Compass Bancshares             COM              20449H109     4159   134720 SH       SOLE                    66150             68570
                                                               304     9840 SH       OTHER                                      9840
Consolidated Edison            COM              209115104     5022   119840 SH       SOLE                    59140             60700
Costco Wholesale Corp.         COM              22160K105     6019   151160 SH       SOLE                    71030             80130
                                                               419    10510 SH       OTHER                                     10510
Dell Corporation               COM              247025109     6768   259215 SH       SOLE                   124615            134600
                                                               625    23935 SH       OTHER                                     23935
Duke Energy                    COM              264399106     4392   116200 SH       SOLE                    57020             59180
                                                               326     8625 SH       OTHER                                      8625
Eli Lilly & Co.                COM              532457108     4704    61730 SH       SOLE                    37430             24300
                                                               385     5055 SH       OTHER                                      5055
Emerson Electric               COM              291011104     4301    74945 SH       SOLE                    36745             38200
                                                               487     8490 SH       OTHER                                      8490
Exxon Mobil Corp.              COM              30231G102     6837   155990 SH       SOLE                    72220             83770
                                                               641    14615 SH       OTHER                                     14615
Fannie Mae                     COM              313586109     7335    91826 SH       SOLE                    45595             46231
                                                               488     6110 SH       OTHER                                      6110
Federated Investors            COM              314211103     5569   172150 SH       SOLE                    84900             87250
                                                               390    12050 SH       OTHER                                     12050
Freddie Mac                    COM              313400301     6621   104475 SH       SOLE                    51275             53200
                                                               464     7315 SH       OTHER                                      7315
General Motors                 COM              370442105     6608   109320 SH       SOLE                    52020             57300
                                                               451     7455 SH       OTHER                                      7455
Georgia Pacific                COM              373298108     5255   175450 SH       SOLE                    84150             91300
                                                               403    13445 SH       OTHER                                     13445
Greenpoint Financial           COM              395384100     6867   157137 SH       SOLE                    77340             79797
                                                               491    11225 SH       OTHER                                     11225
Guidant Corporation            COM              401698105     5145   118775 SH       SOLE                    54975             63800
                                                               450    10395 SH       OTHER                                     10395
Home Depot                     COM              437076102     6198   127500 SH       SOLE                    60050             67450
                                                               471     9690 SH       OTHER                                      9690
Honeywell Int'l Inc.           COM              438516106     5492   143513 SH       SOLE                    69860             73653
                                                               433    11320 SH       OTHER                                     11320
Kinder Morgan Energy           COM              494550106      292     8860 SH       SOLE                     8860
Kinder Morgan Inc.             COM              49455P101     5911   122060 SH       SOLE                    56740             65320
                                                               463     9565 SH       OTHER                                      9565
Kroger Company                 COM              501044101     5476   247120 SH       SOLE                   119420            127700
                                                               416    18755 SH       OTHER                                     18755
Liberty Media Group            COM              530718105     5281   417775 SH       SOLE                   204775            213000
                                                               503    39800 SH       OTHER                                     39800
MBIA                           COM              55262C100     6350   116106 SH       SOLE                    54570             61536
                                                               575    10515 SH       OTHER                                     10515
Marsh & McLennan               COM              571748102     6018    53380 SH       SOLE                    25180             28200
                                                               422     3740 SH       OTHER                                      3740
Northrop Grumman Corp.         COM              666807102     8511    75285 SH       SOLE                    36485             38800
                                                               623     5515 SH       OTHER                                      5515
Novartis AG                    COM              66987V109     3988   100700 SH       SOLE                    50600             50100
                                                               321     8095 SH       OTHER                                      8095
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     7273   141225 SH       SOLE                    69025             72200
                                                               513     9960 SH       OTHER                                      9960
Pfizer Inc.                    COM              717081103     4882   122850 SH       SOLE                    55450             67400
                                                               377     9495 SH       OTHER                                      9495
Praxair Inc.                   COM              74005P104     6468   108160 SH       SOLE                    53260             54900
                                                               430     7195 SH       OTHER                                      7195
Prudential                     COM              744320102     5456   175730 SH       SOLE                    82080             93650
                                                               594    19120 SH       OTHER                                     19120
SPX Corp.                      COM              784635104     4586    32395 SH       SOLE                    15720             16675
                                                               315     2225 SH       OTHER                                      2225
Transocean, Inc.               COM              G90078109     4882   146920 SH       SOLE                    72520             74400
                                                               417    12555 SH       OTHER                                     12555
Tyco International Ltd.        COM              902124106     5792   179200 SH       SOLE                    83070             96130
United Technologies            COM              913017109     6758    91074 SH       SOLE                    42600             48474
                                                               467     6300 SH       OTHER                                      6300
W.W. Grainger Inc.             COM              384802104     6805   121025 SH       SOLE                    58795             62230
                                                               495     8800 SH       OTHER                                      8800
Washington Mutual              COM              939322103     6163   186015 SH       SOLE                    90190             95825
                                                               403    12160 SH       OTHER                                     12160
Waters Corp.                   COM              941848103      685    24500 SH       SOLE                      300             24200
XL Capital Ltd.                COM              G98255105     6824    73100 SH       SOLE                    33400             39700
                                                               234     2505 SH       OTHER                                      2505